Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Minnesota Tax-Exempt Fund - Class A | City of Rochester [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Minnesota Tax-Exempt Fund - Class A | Housing Redevelopment Authority of The City of St. Paul [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Minnesota Tax-Exempt Fund - Class A | Roseville Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class A | City of Maple Grove [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class A | Brainerd Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class A | Southern Minnesota Municipal Power Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Minnesota Tax-Exempt Fund - Class A | Minnesota Higher Education Facilities Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Minnesota Tax-Exempt Fund - Class A | County of Chippewa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class A | State of Minnesota [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class A | Stillwater Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Minnesota Tax-Exempt Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Minnesota Tax-Exempt Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Columbia Minnesota Tax-Exempt Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Minnesota Tax-Exempt Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Minnesota Tax-Exempt Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Minnesota Tax-Exempt Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Minnesota Tax-Exempt Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Minnesota Tax-Exempt Fund - Class A | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | City of Rochester [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | Housing Redevelopment Authority of The City of St. Paul [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | Roseville Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | City of Maple Grove [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | Brainerd Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | Southern Minnesota Municipal Power Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | Minnesota Higher Education Facilities Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | County of Chippewa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | State of Minnesota [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | Stillwater Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Minnesota Tax-Exempt Fund - Advisor Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Minnesota Tax-Exempt Fund - Class C | City of Rochester [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Minnesota Tax-Exempt Fund - Class C | Housing Redevelopment Authority of The City of St. Paul [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Minnesota Tax-Exempt Fund - Class C | Roseville Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class C | City of Maple Grove [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class C | Brainerd Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Class C | Southern Minnesota Municipal Power Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Minnesota Tax-Exempt Fund - Class C | Minnesota Higher Education Facilities Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Minnesota Tax-Exempt Fund - Class C | County of Chippewa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class C | State of Minnesota [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class C | Stillwater Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Class C | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Minnesota Tax-Exempt Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Minnesota Tax-Exempt Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Columbia Minnesota Tax-Exempt Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Minnesota Tax-Exempt Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Minnesota Tax-Exempt Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Minnesota Tax-Exempt Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Minnesota Tax-Exempt Fund - Class C | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Minnesota Tax-Exempt Fund - Class C | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | City of Rochester [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Housing Redevelopment Authority of The City of St. Paul [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Roseville Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | City of Maple Grove [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Brainerd Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Southern Minnesota Municipal Power Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Minnesota Higher Education Facilities Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | County of Chippewa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | State of Minnesota [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Stillwater Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Minnesota Tax-Exempt Fund - Institutional Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | City of Rochester [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Housing Redevelopment Authority of The City of St. Paul [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Roseville Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | City of Maple Grove [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Brainerd Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Southern Minnesota Municipal Power Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Minnesota Higher Education Facilities Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | County of Chippewa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | State of Minnesota [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Stillwater Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Minnesota Tax-Exempt Fund - Institutional 2 Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | City of Rochester [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Housing Redevelopment Authority of The City of St. Paul [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Roseville Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | City of Maple Grove [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Brainerd Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Southern Minnesota Municipal Power Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Minnesota Higher Education Facilities Authority [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | County of Chippewa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | State of Minnesota [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Stillwater Independent School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Columbia Minnesota Tax-Exempt Fund - Institutional 3 Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%